Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurements Within Level 3 (Details) - Level 3 [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Fair Value Measurements [Line Items]
Carrying amount at January 1			¥ 2,822
Change in fair value during the year			(2,822)
At December 31